BENEFIT PLANS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Benefit Plans [Line Items]
Defined Contribution Plan, Employers Matching Contribution, Annual Vesting Percentage	50.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	6.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 103,000	$ 106,000	$ 108,000
Liability for Future Policy Benefits, Total	348,000	328,000
Employee Stock Ownership Plan (Esop), Shares In Esop	55,360	50,777
Unearned Esop Shares	1,022,000	910,000
Defined Contribution Plan, Administrative Expenses	$ 23,000	$ 22,000	$ 21,000